Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

We evaluated all events and transactions that occurred after June 30, 2025 up through November 21, 2025 which is the date that these unaudited interim condensed consolidated financial statements are available to be issued. There were no other any material subsequent events that require disclosure in these unaudited interim condensed consolidated financial statements.

19. SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2024, up through May 14, 2025, which is the date of these consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these consolidated financial statements.

On March 3, 2025, the Company held an Extraordinary General Meeting and approved the authorized share capital of the Company shall be re-classified by re-classifying 780,000,000 shares of a par value of US$0.0000625 each as 780,000,000 class A ordinary shares of a par value of US$0.0000625 each (the “Class A Shares”, each such share carrying one (1) vote per share with all rights, restrictions and privileges remaining identical to the existing shares of the Company) and 20,000,000 shares of a par value of US$0.0000625 each as 20,000,000 class B shares of US$0.0000625 each (the “Class B Shares”, each such share carrying thirty (30) votes per share with such rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company so that the authorized share capital of the Company shall be changed from US$50,000 divided into 800,000,000 shares of a par value of US$0.0000625 each to US$50,000 divided into 800,000,000 shares of a par value of US$0.0000625 each comprised of 780,000,000 Class A Shares of a par value of US$0.0000625 each and 20,000,000 Class B Shares of a par value of US$0.0000625 each, such shares having the rights, restrictions and privileges as set out in the second amended and restated memorandum of association and articles of association of the Company.

On May 9, 2025, the Company held the Company’s Extraordinary General Meeting and approved every five issued and unissued shares (namely, both class A ordinary shares of par value US$0.0000625 each and class B ordinary shares of par value US$0.0000625 each) in the share capital of the Company be consolidated into one (1) share of par value US$0.0003125 each (the “Share Consolidation”) so that the authorized share capital of the Company shall be changed from US$50,000 consisting of 800,000,000 shares of par value US$0.0000625 each comprised of 780,000,000 class A ordinary shares of par value US$0.0000625 each and 20,000,000 class B ordinary shares of par value US$0.0000625 each to US$50,000 consisting of 160,000,000 shares of par value US$0.0003125 each comprised of 156,000,000 class A ordinary shares of par value US$0.0003125 each and 4,000,000 class B ordinary shares of par value US$0.0003125 each. As of the date of this annual report, the Share Consolidation has not yet been effective.

The President of the United States issued executive orders in early 2025, instructing the United States to implement new tariffs on imports from Canada, Mexico, and China. The effects of these tariffs on the Company’s operations are still uncertain. The Company’s sales of apparel products to the United States companies could be significantly affected by new or increased tariffs, export controls, or other measures that discourage contracts with Chinese companies. As this situation progresses, the Company is evaluating the direct and indirect effects of trade protectionist measures on operations.